Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
The Tax-Exempt Bond Fund of America® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			The Tax-Exempt Bond Fund of America — Class A (with sales charge)
Accumulated Value		$ 9,625		$ 9,616		$ 9,770		$ 10,425		$ 10,884		$ 11,326		$ 10,502		$ 10,552		$ 11,084		$ 11,077		$ 11,663
The Tax-Exempt Bond Fund of America® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name			The Tax-Exempt Bond Fund of America — Class C (with sales charge)
Accumulated Value		10,000		9,912		9,991		10,578		10,963		11,323		10,421		10,392		10,833		10,825		11,398
The Tax-Exempt Bond Fund of America® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name			The Tax-Exempt Bond Fund of America — Class F-1
Accumulated Value		10,000		9,978		10,126		10,792		11,258		11,705		10,844		10,888		11,427		11,410		12,004
The Tax-Exempt Bond Fund of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name			The Tax-Exempt Bond Fund of America — Class F-2
Accumulated Value		10,000		10,003		10,176		10,875		11,373		11,855		11,012		11,085		11,666		11,678		12,317
The Tax-Exempt Bond Fund of America® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name			The Tax-Exempt Bond Fund of America — Class F-3
Accumulated Value	$ 10,000				$ 10,545		$ 11,280		$ 11,810		$ 12,324		$ 11,459		$ 11,547		$ 12,165		$ 12,193		$ 12,874
The Tax-Exempt Bond Fund of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name			The Tax-Exempt Bond Fund of America — Class R-6
Accumulated Value		10,000		10,015		10,200		10,911		11,424		11,921		11,085		11,170		11,768		11,785		12,443
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000	$ 10,000		$ 10,026	$ 10,494	$ 10,125	$ 11,261	$ 10,865	$ 11,865	$ 11,447	$ 12,255	$ 11,824	$ 11,406	$ 11,005	$ 11,512	$ 11,107	$ 11,943	$ 11,523	$ 11,942	$ 11,522	$ 12,571	$ 12,129